Deferred revenue - Additional Information (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Contract with Customer, Liability [Line Items]
Deferred Revenue		¥ 1,453,658	¥ 1,609,787
Yusheng Holdings Limited [Member]
Contract with Customer, Liability [Line Items]
Business Cooperation Term Of Contract	20 years
Deferred Revenue Initially Recognized | $	$ 227.8
Deferred Revenue		¥ 1,420,000	¥ 1,510,000